The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2021, 2020 and 2019: (Details) - Derivatives [member] - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Financial assets, gross	R$ 21,575,848	R$ 26,808,181	R$ 19,279,829
Financial assets offset in the balance sheet, gross	(435,925)	(560,666)	(458,929)
Financial assets offset in the balance sheet, net	21,139,923	26,247,515	18,820,900
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	25,054,906	29,917,498	21,264,072
Financial liabilities offset in balance sheet, gross	(435,925)	(560,666)	(458,929)
Financial liabilities offse tin the balance sheet, net	R$ 24,618,981	R$ 29,356,832	R$ 20,805,143